Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Deferred Offering Costs	$ 2.2	$ 0.0
Percentage of liability refund adjustment from settlement with taxing authority	50.00%